As filed with the Securities and Exchange Commission on December 1, 2025
File Nos. 333-215165/811-23222

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☒
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 54
☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒
Amendment No. 56
☒

HARTFORD FUNDS EXCHANGE-TRADED TRUST
(Exact Name of Registrant as Specified in Charter)

690 Lee Road
Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (610) 386-4068

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605

It is proposed that this filing will become effective (check appropriate box):
  ☐ immediately upon filing pursuant to paragraph (b) of Rule 485
  ☒  on December 10, 2025 pursuant to paragraph (b) of Rule 485
  ☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485
  ☐  on (Date) pursuant to paragraph (a)(1) of Rule 485
  ☐  75 days after filing pursuant to paragraph (a)(2) of Rule 485
  ☐  on (Date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
  ☒  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 54 to the Registration Statement of Hartford Funds Exchange-Traded Trust (the “Registrant”) on Form N-1A incorporates by reference the Registrant’s Prospectus (Part A), Statement of Additional Information (Part B), and Other Information (Part C) relating to Hartford Equity Premium Income ETF contained in Post-Effective Amendment No. 52, which was filed with the U.S. Securities and Exchange Commission on September 18, 2025. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 52 to December 10, 2025.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Wayne, and Commonwealth of Pennsylvania, on the 1st day of December 2025.
HARTFORD FUNDS EXCHANGE-TRADED TRUST
By:	/s/ Gregory A. Frost*
Gregory A. Frost President
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Signature	Title	Date
/s/ Gregory A. Frost* Gregory A. Frost	Trustee, President and Chief Executive Officer (Principal Executive Officer)	December 1, 2025
/s/ Ankit Puri* Ankit Puri	Treasurer (Principal Financial Officer and Principal Accounting Officer)	December 1, 2025
/s/ Christine R. Detrick* Christine R. Detrick	Chair of the Board and Trustee	December 1, 2025
/s/ Hilary E. Ackermann* Hilary E. Ackermann	Trustee	December 1, 2025
/s/ Robin C. Beery* Robin C. Beery	Trustee	December 1, 2025
/s/ Derrick D. Cephas* Derrick D. Cephas	Trustee	December 1, 2025
/s/ John J. Gauthier* John J. Gauthier	Trustee	December 1, 2025
/s/ Andrew A. Johnson, Jr.* Andrew A. Johnson, Jr.	Trustee	December 1, 2025
/s/ Paul L. Rosenberg* Paul L. Rosenberg	Trustee	December 1, 2025
/s/ David Sung* David Sung	Trustee	December 1, 2025
*By:/s/ Thomas R. Phillips Thomas R. Phillips, Attorney-in-fact * Pursuant to Power of Attorney (previously filed)		December 1, 2025